TOWER CONSTRUCTION & TECHNICAL SERVICES, INC.	12 Months Ended
Dec. 31, 2020
Disclosure Of Acquisition Of Tower Construction Technical Services Inc [Abstract]
TOWER CONSTRUCTION & TECHNICAL SERVICES, INC.

5. TOWER CONSTRUCTION & TECHNICAL SERVICES, INC.

On October 18, 2017, the Company entered into an Escrow Agreement with the shareholders of Tower Construction & Technical Services, Inc. ("TCTS") to acquire 70% ownership interest in TCTS.

On March 1, 2019, the Company entered into an agreement to acquire the remaining 30% ownership interest of TCTS for total purchase price of $106,121 (US$80,000). As the Company previously controlled TCTS, the transaction resulted in a change to the Company ownership stake and was accounted for as an equity transaction. The $106,990 difference between the acquisition of $869 non-controlling interest and $106,121 fair value of consideration paid was recognized directly in deficit.

On August 1, 2019, the Company entered into a Joint Venture Agreement with a third party, Enervisa US LLC ("Enervisa") and sold 50% of outstanding shares of TCTS for $330,397 (US$250,000) to fund the operation of TCTS. The Company determines that the sale of the 50% of TCTS shares did not constitute a loss of control. The issuance of the shares is accounted for an equity transaction and resulting a non-controlling interest of $698,030. The non-controlling interest consists of $519,983 of Enervisa's share of TCTS's net loss for the period from January 1, 2019 to August 1, 2019 which is included in net loss attributable to non-controlling interests on the consolidated statement of changes in equity (deficiency). During the year ended December 31, 2020, the Company received $72,396 (2019 - $258,001) for the sale of 50% of the outstanding shares of TCTS.